PRESIDENT'S MESSAGE

                                                               December 1996

Dear Shareholder:

    We are very pleased to present you with the Republic Equity Fund (the "Fund") annual report for the period ending October 31, 1996. In this report we have provided you with a letter from the Fund's Investment Manager, Republic National Bank of New York.

    We hope you find this letter and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Audited financial statements and portfolio holdings of the Fund for the period ending October 31, 1996 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ George O. Martinez
                                      George O. Martinez
                                      President

REPUBLIC EQUITY FUND
ANNUAL REPORT -- OCTOBER 31, 1996

TABLE OF CONTENTS
                                                                     PAGE
                                                                     ----
President's Message .............................................      1
Letter to Shareholders from Investment Manager ..................      3
Schedule of Investments .........................................      6
Statement of Assets & Liabilities ...............................      9
Statement of Operations .........................................     10
Statements of Changes in Net Assets .............................     11
Financial Highlights ............................................     12
Notes to Financial Statements ...................................     14
Report of KPMG Peat Marwick LLP, Independent Auditors ...........     18

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER

                                                               December 1996
DEAR SHAREHOLDER:

    We are pleased to present the annual report for the Republic Equity Fund (the "Fund") covering the fiscal year ended October 31, 1996. For the twelve-month period, the Fund produced an average annual total return of 18.30% (Class C Shares), compared to 21.39% for the Lipper Growth & Income Fund Index and 23.73% for the Russell 1000 Value Index. Since inception (August 1, 1995), the Fund's average annual return was 16.66% (Class C Shares), while the Lipper Average and Russell Index returned 19.15% and 22.39%, respectively.

    Uncertainty regarding the direction of interest rates prevailed through much of the year, which began with signs of a softening U.S. economy and expectations of further interest rate cuts by the Federal Reserve. By February, the initial bullish view on interest rates changed as the picture of the U.S. economy began to cloud. Speculation arose that the economy was growing too strongly and that an interest rate hike was imminent to stave off inflationary pressures. Concerns began to subside near the fiscal year-end with the release of economic data depicting an economy in a moderate and more sustainable growth trend.

    The portfolio lagged its benchmarks for the full fiscal year; however, the more recent performance trend has been favorable. The Fund recently increased its weighting in the financial and utility groups, and reduced its weighting in the basic industry and consumer cyclical sectors. These shifts away from economically sensitive companies reflect an anticipated decline in interest rates over the next several quarters and a moderation in economic growth. The Fund anticipates that market leadership in the coming period will be centered in interest rate sensitive sectors including a broad spectrum of financial companies, and in consumer non-cyclical companies, such as food, household products and healthcare.

    As of October 31, 1996, the Fund's portfolio held 56 companies. The top sector weightings were approximately 27.1% Financials, 14.4% Technology and Communications, 10.7% Energy and 9.2% Consumer Cyclical. Overall, the portfolio was overweighted vs. the Russell Index in consumer noncyclicals, underweighted in the economically-sensitive category and close to neutrally weighted in the interest-sensitive and energy sectors.

    Although the overall market indices are currently near their all-time highs, downside risk over the next twelve months appears modest. The macro environment remains positive and the Fund continues to invest in reasonably priced companies which we believe are most able to produce superior earnings gains for the next several years.

    We thank you for your continued support.

                                      Sincerely,

                                      Republic National Bank of New York

    Lipper Growth & Income Fund Average: an equally weighted average of the 30 largest mutual funds within this investment objective.

    Russell 1000 Value Index: an unmanaged index comprised of 1,000 large U.S. companies as determined by market capitalization.

    The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

    The total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower.

    The composition of the portfolio is subject to change.

                    COMPARISON OF $10,000 INVESTMENT IN THE
                        EQUITY FUND (CLASS C SHARES) AND
                            RUSSELL 1000 VALUE INDEX
--------------------------------------------------------------------------------

---------------------------
AVERAGE ANNUAL TOTAL RETURN
---------------------------
Fiscal Year      Inception
  to Date       to 10/31/96
 10/31/96      (Annualized)
---------------------------
  18.30%          16.66%
---------------------------


          EQUITY FUND (CLASS C SHARES)       RUSSELL 1000 VALUE INDEX
 8/ 1/95            10.00                              10.00
10/31/95            10.28                              10.40
 4/30/96            11.57                              11.89
10/31/96            12.16                              12.84

           Past performance is not predictive of future performance
--------------------------------------------------------------------------------


BISYS FUND SERVICES, INC. IS THE DISTRIBUTOR OF THE REPUBLIC EQUITY FUND (THE "FUND").

REPUBLIC NATIONAL BANK OF NEW YORK ("REPUBLIC") SERVES AS INVESTMENT MANAGER AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE. PLEASE REMEMBER THAT PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. FUND RETURNS ARE NET OF FEES. ALL RETURNS ASSUME REINVESTMENT OF INCOME AND CAPITAL GAINS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING 1-800-782-8183.

                    COMPARISON OF $10,000 INVESTMENT IN THE
                        EQUITY FUND (CLASS Y SHARES) AND
                            RUSSELL 1000 VALUE INDEX
--------------------------------------------------------------------------------

---------------------------
AVERAGE ANNUAL TOTAL RETURN
---------------------------
   Inception to 10/31/96
---------------------------
           4.72%
---------------------------


          EQUITY FUND (CLASS Y SHARES)       RUSSELL 1000 VALUE INDEX
 7/ 1/96            10.00                              10.00
10/31/96            10.47                              10.51

           Past performance is not predictive of future performance
--------------------------------------------------------------------------------


BISYS FUND SERVICES, INC. IS THE DISTRIBUTOR OF THE REPUBLIC EQUITY FUND (THE "FUND").

REPUBLIC NATIONAL BANK OF NEW YORK ("REPUBLIC") SERVES AS INVESTMENT MANAGER AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE. PLEASE REMEMBER THAT PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. FUND RETURNS ARE NET OF FEES. ALL RETURNS ASSUME REINVESTMENT OF INCOME AND CAPITAL GAINS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING 1-800-782-8183.

REPUBLIC EQUITY FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 1996
------------------------------------------------------------------------------
                                                                 VALUE
SHARES      DESCRIPTION                                        (NOTE 2)
-----       --------                                         -------------
            COMMON STOCK -- 97.1%
            AEROSPACE & AIRCRAFT -- 1.5%
     5,900  Boeing Company ................................   $   562,713
                                                              -----------

            AUTOMOTIVE -- 4.0%
     9,000  Ford Motor Company ............................       281,250
    10,100  General Motors Corporation ....................       544,138
    15,000  Genuine Parts Company .........................       656,250
                                                              -----------
                                                                1,481,638
                                                              -----------

            BANKING -- 15.8%
    17,000  Bank of Boston Corporation ....................     1,088,000
    10,400  BankAmerica Corporation .......................       951,600
    10,000  Chase Manhattan Corporation ...................       857,500
    12,000  Comerica Incorporated .........................       637,500
    13,800  First Union Corporation .......................     1,003,950
    13,500  Great Western Financial Corporation ...........       378,000
    11,900  H.F. Ahmanson & Company .......................       373,362
    12,000  KeyCorp .......................................       559,500
                                                              -----------
                                                                5,849,412
                                                              -----------

            CHEMICALS -- 3.0%
     9,000  Air Products & Chemicals Incorporated .........       540,000
     7,200  Dow Chemical Company ..........................       559,800
                                                              -----------
                                                                1,099,800
                                                              -----------

            COMMUNICATIONS -- 10.9%
     6,300  AT&T Corporation ..............................       219,713
    18,500  Altel Corporation .............................       564,250
    13,600  Bell Atlantic Corporation .....................       819,400
    21,800  BellSouth Corporation .........................       888,350
         1  Lucent Technologies Incorporated ..............            34
    27,900  MCI Communications Corporation ................       700,988
    17,700  SBC Communications Incorporated ...............       860,663
                                                              -----------
                                                                4,053,398
                                                              -----------

            CONGLOMERATES -- 1.5%
     7,200  Minnesota Mining & Manufacturing Company ......       551,700
                                                              -----------

            CONSUMER PRODUCTS -- 2.8%
    13,700  ConAgra Incorporated ..........................       683,288
     4,000  Philip Morris Companies Incorporated ..........       370,500
                                                              -----------
                                                                1,053,788
                                                              -----------

            CONTAINERS -- 1.4%
    18,800  Sonoco Products Company .......................       500,550
                                                              -----------

            DRUGS -- 5.0%
     3,800  Bristol-Myers Squibb Company  .................       401,850
    11,500  SmithKline Beecham PLC ADR ....................       720,187
    11,200  Warner-Lambert Company ........................       712,600
                                                              -----------
                                                                1,834,637
                                                              -----------

            ELECTRICAL EQUIPMENT -- 3.2%
    13,300  Emerson Electric Company ......................     1,183,700
                                                              -----------

            FOOD & BEVERAGES -- 1.1%
    10,200  H.J. Heinz Company ............................       362,100
     1,000  Hershey Foods Corporation .....................        48,375
                                                              -----------
                                                                  410,475
                                                              -----------

            FOREST PRODUCTS -- 6.5%
    25,300  James River Corporation of Virginia ...........       796,950
    10,258  Kimberly-Clark Corporation ....................       956,558
    22,600  Westvaco Corporation ..........................       644,100
                                                              -----------
                                                                2,397,608
                                                              -----------

            HOUSEHOLD GOODS -- APPLIANCES & FURNISHINGS -- 1.3%
    10,500  Whirlpool Corporation .........................       496,125
                                                              -----------

            INDUSTRIAL MACHINERY -- 1.4%
    12,600  Deere & Co. ...................................       526,050
                                                              -----------

            INSURANCE -- 11.3%
     5,300  Aetna Incorporated ............................       354,437
     4,600  CIGNA Corporation .............................       600,300
    19,400  Chubb Corporation .............................       970,000
    12,000  Providian Corporation .........................       564,000
    26,100  Safeco Corporation ............................       985,275
     9,600  Transamerica Corporation ......................       728,400
                                                              -----------
                                                                4,202,412
                                                              -----------

            OIL & GAS -- 10.7%
    10,000  Amoco Corporation .............................       757,500
    11,800  Chevron Corporation ...........................       775,850
    14,300  Coastal Corporation ...........................       614,900
    12,500  Exxon Corporation .............................     1,107,812
     6,000  Mobil Corporation .............................       700,500
                                                              -----------
                                                                3,956,562
                                                              -----------

            RETAIL -- 3.9%
     8,200  May Department Stores Company .................       388,475
    31,300  Toys "R" Us Incorporated(b) ...................     1,060,287
                                                              -----------
                                                                1,448,762
                                                              -----------

            TECHNOLOGY -- 3.5%
     5,900  Digital Equipment Corporation(b) ..............       174,050
     8,700  International Business Machines Corporation ...     1,122,300
                                                              -----------
                                                                1,296,350
                                                              -----------

            UTILITIES -- 8.3%
    24,500  Baltimore Gas & Electric Company ..............       667,625
    20,000  Carolina Power & Light Company ................       722,500
    27,000  Central & Southwest Corporation ...............       715,500
    23,300  CINergy Corporation ...........................       771,813
     6,000  Nicor Incorporated ............................       209,250
                                                              -----------
                                                                3,086,688
                                                              -----------
            TOTAL COMMON STOCK (Cost $32,311,161) .........    35,992,368
                                                              -----------

TOTAL INVESTMENTS -- 97.1%
  (Cost $32,311,161)(a)....................................    35,992,368

OTHER ASSETS LESS LIABILITIES -- 2.9% .....................     1,081,089
                                                              -----------

NET ASSETS -- 100.0% ......................................   $37,073,457
                                                              ===========

(a) The aggregate identified cost for federal income tax purposes is $32,319,860 resulting in gross unrealized appreciation and depreciation of $4,098,678 and $426,170, or net unrealized appreciation of $3,672,508.
(b) Represents non-income producing securities.

                      See notes to financial statements

REPUBLIC EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1996

ASSETS:
Investments, at value (Cost $32,311,161) ........................  $35,992,368
Cash ............................................................    1,287,401
Interest receivable and dividend receivable .....................       86,736
Receivable for capital shares issued ............................       13,015
Receivable from brokers for investments sold ....................       49,839
Prepaid expenses and other assets ...............................       17,440
                                                                   -----------
      Total Assets ..............................................   37,446,799
                                                                   -----------

LIABILITIES:
Payable to brokers for investments purchased ....................      301,221
Accrued expenses and other payables:
  Investment advisory fees ......................................        9,746
  Administration fees ...........................................        3,099
  Accounting and transfer agent fees ............................        6,688
  Shareholder service fees -- Class C ...........................        6,858
  Other .........................................................       45,730
                                                                   -----------
      Total Liabilities .........................................      373,342
                                                                   -----------

NET ASSETS:
Capital .........................................................   32,637,117
Undistributed net investment income .............................       73,168
Net unrealized appreciation from investments ....................    3,681,207
Accumulated undistributed net realized gains on investments .....      681,965
                                                                   -----------
      Net Assets ................................................  $37,073,457
                                                                   ===========

NET ASSETS:
  Class C .......................................................  $ 3,918,122
  Class Y .......................................................   33,155,335
                                                                   -----------
      Total .....................................................  $37,073,457
                                                                   ===========
Outstanding units of beneficial interest (shares)
  Class C .......................................................      328,468
  Class Y .......................................................    2,779,322
                                                                   -----------
      Total .....................................................    3,107,790
                                                                   ===========
Net Asset Value:
  Class C .......................................................       $11.93
                                                                        ======
  Class Y .......................................................       $11.93
                                                                        ======


                      See notes to financial statements

REPUBLIC EQUITY FUND
STATEMENT OF OPERATIONS -- YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME:
Interest income (Note 2) .........................................  $   62,469
Dividend income (Note 2) .........................................     856,870
                                                                    ----------
    Total income .................................................     919,339

EXPENSES:
Investment advisory fees (Note 3) .....................  $156,654
Administrative services fees (Note 3) .................    62,662
Distribution fees (Class C) (Note 3) ..................    19,030
Shareholder servicing fees (Class C) (Note 3) .........     1,865
Transfer agent fees ...................................    33,254
Fund accounting fees ..................................    36,529
Audit fees ............................................    17,598
Reports to shareholders ...............................    20,083
Custodian fees and expenses ...........................    25,483
Registration fees .....................................    37,672
Trustees' fees (Note 3) ...............................     4,859
Insurance expense .....................................     2,102
Other expenses ........................................    16,743
                                                         --------
    Total expenses before voluntary fee waivers .......   434,534
Voluntary fee waivers (Note 3) ........................   (97,857)
                                                         --------
    Net expenses .................................................     336,677
                                                                    ----------
Net investment income ............................................  $  582,662
                                                                    ----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments ................................     689,415
Net change in unrealized appreciation ............................   3,526,849
                                                                    ----------
Net realized/unrealized gain on investments ......................   4,216,264
                                                                    ----------
Change in net assets resulting from operations ...................  $4,798,926
                                                                    ==========


                      See notes to financial statements

REPUBLIC EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                                               AUGUST 1, 1995
                                                               (COMMENCEMENT
                                              YEAR ENDED      OF OPERATIONS) TO
                                           OCTOBER 31, 1996   OCTOBER 31, 1995
                                           ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ...................      $   582,662       $    55,623
Net realized gains (losses) on
  investments ...........................          689,415            (7,450)
Net change in unrealized appreciation ...        3,526,849           154,358
                                               -----------       -----------
Net increase in net assets resulting from
  operations ............................        4,798,926           202,531
                                               -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Class C Shares ........................         (356,031)          (45,346)
  Class Y Shares ........................         (163,740)               --
                                               -----------       -----------
      Total Dividends to Shareholders ...         (519,771)          (45,346)
                                               -----------       -----------

CAPITAL TRANSACTIONS:
Capital share transactions at
  net asset value:
  Proceeds from sales of shares .........       48,945,127        21,934,564
  Net asset value of shares issued in
    connection with reinvestment of
    distributions .......................           23,919               651
  Cost of shares repurchased ............      (38,267,144)               --
                                               -----------       -----------
Net increase in net assets from capital
  share transactions ....................       10,701,902        21,935,215
                                               -----------       -----------
TOTAL INCREASE IN NET ASSETS ............       14,981,057        22,092,400

NET ASSETS:
  Beginning of period ...................       22,092,400                --
                                               -----------       -----------
  End of period (including undistributed
    net investment income of $73,168 and
    $10,277, respectively) ..............      $37,073,457       $22,092,400
                                               ===========       ===========


                      See notes to financial statements

REPUBLIC EQUITY FUND
FINANCIAL HIGHLIGHTS -- CLASS C SHARES

                                                     PERIOD ENDED OCTOBER 31,
                                                     ------------------------
                                                         1996     1995(a)
                                                       --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ................  $  10.24   $  10.00
                                                       --------   --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .............................      0.19       0.04
  Net realized and unrealized gain (loss) on
    investments .....................................      1.67       0.24
                                                       --------   --------
    Total from Investment Operations ................      1.86       0.28
                                                       --------   --------
LESS DIVIDENDS:
  Investment income .................................     (0.17)     (0.04)
                                                       --------   --------
    Total distributions .............................     (0.17)     (0.04)
                                                       --------   --------
  Net asset value, end of period ....................  $  11.93   $  10.24
                                                       ========   ========

TOTAL RETURN ........................................    18.30%      2.75%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000) ................  $  3,918    $22,092
  Ratio of expenses to average net assets ...........     1.28%      1.47%(b)
  Ratio of net investment income to average net
    assets ..........................................     1.83%      1.59%(b)
  Ratio of expenses to average net assets* ..........     1.59%      2.44%(b)
  Ratio of net investment income to average net
    assets* .........................................     1.51%      0.62%(b)
  Portfolio turnover (%)(c) .........................    86.18%      2.00%
  Average commission(d) .............................    0.0599      NA
------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from August 1, 1995 (commencement of operations) to October 31, 1995.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(d) Represents the total amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.


                      See notes to financial statements

REPUBLIC EQUITY FUND
FINANCIAL HIGHLIGHTS -- CLASS Y SHARES

                                                               PERIOD ENDED
                                                             OCTOBER 31, 1996(a)
                                                             -------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................       $ 11.49
                                                                  -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...................................          0.08
  Net realized and unrealized gains .......................          0.42
                                                                  -------
    Total from Investment Operations ......................          0.50
                                                                  -------
LESS DIVIDENDS:
  Investment income .......................................         (0.06)
                                                                  -------
    Total Distributions ...................................         (0.06)
                                                                  -------
  Net asset value, end of period ..........................       $ 11.93
                                                                  =======

TOTAL RETURN ..............................................         4.72%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000) ......................       $33,155
  Ratio of expenses to average net assets .................         0.66%(c)
  Ratio of net investment income to average net assets ....         1.93%(c)
  Ratio of expenses to average net assets* ................         0.97%(c)
  Ratio of net investment income to average net assets* ...         1.62%(c)
  Portfolio turnover rate(d) ..............................        86.18%
  Average commission(e) ...................................        0.0599
------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from July 1, 1996 (date of initial offering) to October 31, 1996.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.


                      See notes to financial statements

REPUBLIC EQUITY FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1996

1. ORGANIZATION: Republic Equity Fund (the "Fund") is a separate diversified series of Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of seven funds, each of which has different investment objectives and policies. The financial statements for the other six funds are presented separately. The Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value by investing in securities selling at reasonable prices in relation to value. The Fund will normally invest in common stocks of large, seasoned companies in sound financial condition which are expected to show above average price appreciation. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company.

        The Fund is authorized to issue two classes of shares, Class C Shares, and as of July 1, 1996, Class Y Shares (Advisor Class). Each class of shares in the Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses exclusively allocable to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

        The Trust retained Republic National Bank of New York (formerly Republic Asset Management Corporation) ("Republic") as Investment Manager ("Manager"). For the period November 1, 1995 through September 30, 1996, the Trust retained Signature Broker-Dealer Services, Inc. ("Signature") as Administrator, Distributor and Sponsor ("Sponsor"). Effective October 1, 1996 BISYS Fund Services, Inc. became the Fund's Administrator, Distributor and Sponsor.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:
    The value of each security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Board of Trustees. All debt portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

    SECURITY TRANSACTIONS AND RELATED INCOME:
    Securities transactions are recorded on a trade date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including original issue discount, where applicable, is recorded on the accrual basis.

    EXPENSE ALLOCATION:
    The Fund bears all costs of its operations other than expenses specifically assumed by the Adviser or Sponsor. Expenses directly attributable to the Fund are charged to the Fund. Expenses incurred by the Trust with respect to any two or more of the Trust's seven portfolios are allocated in proportion to the net asset levels of each portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly.

    FEDERAL INCOME TAXES:
    The Fund is treated as a separate taxable entity for federal tax purposes. The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and plans to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

    DIVIDENDS TO SHAREHOLDERS:
    Dividends from net investment income are declared monthly and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Fund.

        Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    REPURCHASE AGREEMENTS:
    The Fund may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, either physically or in book entry form. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

3.  RELATED PARTY TRANSACTIONS:
    INVESTMENT MANAGER:
    The Fund retains Republic to act as Investment Manager. Republic is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. Republic also furnishes to the Board of Trustees, which has overall responsibility for business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as investment manager, Republic receives from the Fund a fee, payable monthly, at the annual rate of 0.175% of average daily net assets. During the year ended October 31, 1996, the advisory fee was $54,829, of which the entire amount was voluntarily waived.

    SUB-ADVISER:
    Lord Abbett manages the investment portfolio of the Fund, subject to the supervision of the Investment Manager, pursuant to a Sub-Advisory Agreement with the Manager. Lord Abbett is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. For its services as Sub-Adviser, Lord Abbett receives a fee computed daily, at the annual rate of 0.325% of the Fund's average daily net assets up to $50 million, 0.25% of net assets over $50 million up to $100 million, 0.20% of the net assets over $100 million up to $200 million, and 0.15% of net assets over $200 million. For the period ended October 31, 1996, Sub-Advisory fees aggregated $101,825.

    ADMINISTRATION:
    The Fund retained Signature, then BISYS, to serve as Administrator, Distributor and Sponsor. Signature and BISYS provided management and administrative services necessary for the operation of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers. For these services, Signature and BISYS received from the Fund a fee, payable monthly, at an annual rate of 0.20% of the first $100 million of the Fund's average daily net assets; 0.17% of the next $100 million of such assets; 0.13% of the next $300 million of such assets; and 0.10% of such assets in excess of $500 million. During the year ended October 31, 1996, the administrative services fee was $62,662, of which $43,028 was voluntarily waived.

    RULE 12B-1 PLAN EXPENSES:
    The Fund has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Fund to the Sponsor in amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing Fund shares at a rate not to exceed 0.25% of the average daily net assets of the Class C Shares. During the year ended October 31, 1996, the Fund reimbursed Signature and BISYS for distribution expenses of $19,030.

    SHAREHOLDER SERVICING EXPENSES:
    The Fund has entered into a Shareholder Servicing Agreement with each shareholder servicing agent pursuant to the Administrative Services Plan. Each shareholder servicing agent receives a fee from the Fund, which may be paid periodically, determined by a formula based upon the number of accounts serviced, the level of activity in such accounts and the expenses incurred by the shareholder servicing agent. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to shareholder servicing agents pursuant to the Administrative Services Plan will not exceed 0.20% per annum of the Fund's average daily net assets attributable to Class C Shares. During the year ended October 31, 1996, shareholder servicing fees were $1,865.

    TRUSTEES' FEES:
    The fees paid and the amount of out-of-pocket expenses reimbursed to the Trustees amounted to $4,859 for the year ended October 31, 1996.

4.  CAPITAL SHARE TRANSACTIONS:
    Transactions in shares of beneficial interest for the Fund were as follows:

                                            CLASS C SHARES     CLASS Y SHARES
                                              YEAR ENDED        PERIOD ENDED
                                           OCTOBER 31, 1996  OCTOBER 31, 1996(a)
                                           ----------------  -------------------
    Shares issued ......................        1,245,027          3,059,785
    Shares reinvested ..................            2,061                 38
    Redeemed ...........................       (3,075,874)          (280,502)
                                             ------------        -----------
        Net increase (decrease) ........       (1,828,786)         2,779,321
                                             ============        ===========
    Proceeds from shares issued ........     $ 13,938,178        $35,006,949
    Dividends reinvested ...............           23,486                433
    Cost of shares redeemed ............      (35,185,178)        (3,081,966)
                                             ------------        -----------
        Net increase (decrease) ........     $(21,223,514)       $31,925,416
                                             ============        ===========

    (a) For the period from July 1, 1996 (date of initial offering) to October 31, 1996.

5.  INVESTMENT TRANSACTIONS:
    Purchases and proceeds from sales and maturities of investments exlcuding short-term securities for the Fund for the year ended October 31, 1996 were $15,495,227 and $24,531,704, respectively.

6.  FEDERAL INCOME TAX INFORMATION (UNAUDITED):
    The fund designates the following eligible distributions for the dividends received deduction for corporations:

        Dividend Income ....................................          $587,127
        Dividend Income per Class C Shares .................             $0.13
        Dividend Income per Class Y Shares .................             $0.05

INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Republic Funds:

    We have audited the accompanying statement of assets and liabililties of Republic Equity Fund (the "Fund"), a portfolio of Republic Funds, including the schedule of investments, as of October 31, 1996 and the related statements of operations and changes in net assets for the year then ended and the financial highlights for the year then ended for the Class C shares and for the period from July 1, 1996 (date of initial offering) to October 31, 1996 for Class Y shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the period from August 1, 1995 (commencement of operations) to October 31, 1995 were audited by other auditors whose report thereon, dated December 8, 1995, expressed an unqualified opinion on that statement and those financial highlights.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Republic Equity Fund at October 31, 1996, the results of its operations and changes in its net assets for the year then ended and the financial highlights for the periods indicated in the first paragraph above in conformity with generally accepted accounting principles.

                          KPMG Peat Marwick LLP

Boston, Massachusetts
December 6, 1996

--------
REPUBLIC

    EQUITY

        FUND

INVESTMENT MANAGER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER
Lord, Abbett & Co.
The General Motors Building
767 Fifth Avenue
New York, NY 10153-0203

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183
---------------

[graphic omitted]


--------

REPUBLIC

    EQUITY

        FUND



     ANNUAL REPORT
   OCTOBER 31, 1996